Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business combinations
Summary of goodwill, fair value of net assets acquired, provisional fair values of assets and liabilities arising from acquisitions and cash outflow from current and past acquisitions

	2025	2024
	$m	$m
Purchase consideration
– Cash paid	90	147
– Deferred and contingent consideration	25	85
Total purchase consideration	115	232
Provisional fair value of net assets acquired	(44)	(65)
Goodwill from current-year acquisitions	71	167
Goodwill expected to be deductible for tax purposes	48	105

	2025	2024
	$m	$m
Non-current assets
– Intangible assets[1]	47	72
– Property, plant and equipment[2]	4	14
Current assets[3]	9	35
Current liabilities[4]	(4)	(30)
Non-current liabilities[5]	(12)	(26)
Net assets acquired	44	65
1.	Includes $46m (2024: $59m) of customer lists and $1m (2024: $13m) of other intangibles.
2.	Includes $1m (2024: $5m) of ROU assets.
3.	Includes cash acquired of $2m (2024: $3m), inventory of $2m (2024: $14m), and trade and other receivables of $5m (2024: $18m).
4.	Includes trade and other payables of $4m (2024: $30m).
5.	Includes $8m of deferred tax liabilities relating to acquired intangibles (2024: $11m), lease liabilities of $1m (2024: $5m), and other liabilities of $3m (2024: $10m).
6.

The fair values of assets and liabilities from acquisitions in the current year will be finalised in the 2026 Financial Statements. These fair values are provisional as the acquisition accounting has not yet been finalised, primarily due to the proximity of many acquisitions to the year end.

	2025	2024
	$m	$m
Total purchase consideration	115	232
Consideration payable in future periods	(25)	(85)
Purchase consideration paid in cash	90	147
Cash and cash equivalents in acquired companies and businesses	(2)	(3)
Cash outflow on current period acquisitions	88	144
Deferred and contingent consideration paid	33	75
Cash outflow on current and past acquisitions	121	219